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August 17, 2023

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Mercer Funds File Nos. 333-123467 and 811-21732

Ladies and Gentlemen:

On behalf of Mercer Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 54 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made in order to register shares of the Mercer Short Duration Fixed Income Fund (the “New Fund”), a new series of the Trust. This filing does not amend the Registration Statement for any other series of the Trust.

On behalf of the Trust, we hereby undertake to make an additional filing of the Registration Statement with respect to the New Fund prior to the effectiveness of this filing in order to respond to any comments that the Staff might have with respect to this filing and to add all required exhibits with respect to the New Fund, and to add any additional non-material disclosure that may be required in order to complete the Registration Statement and the effectiveness of the New Fund.

No fee is required with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3364.

Sincerely, /s/ Patrick W.D. Turley, Esq. Patrick W.D. Turley, Esq. cc: Caroline Hulme, Esq.